Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Derivatives assets held for trading	₩ 63,912	₩ 49,281
Financial assets held for trading	1,970
Current portion of held-to-maturity securities	421	422
Short-term financial instruments	6,843,436	5,172,256
Other current financial assets	7,045,880	5,224,911
Non-current
Available-for-sale securities	56,782	73,108
Held-to-maturity securities	4,790	2,048
Long-term financial instruments	60,542	45,371
Other non current financial assets	1,911,684	2,657,692
Debt instruments [member]
Current
Available-for-sale securities	136,141	2,952
Non-current
Available-for-sale securities	1,730,753	2,392,534
Equity investments [member]
Non-current
Derivatives assets held for trading	4,378	98,301
Available-for-sale securities	1,730,753
Others [member]
Non-current
Available-for-sale securities	₩ 54,439	₩ 46,330